Accounts Receivable, Net (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Accounts receivable	$ 5,771,008	$ 5,236,270
Accounts Receivable [Member]
Accounts receivable	$ 5,600,000
Concentration Risk, Percentage	96.90%